Other Receivables, Prepayments and Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Receivables, Prepayments and Deposits
Prepayments	$ 8,339	$ 7,924
Interest receivables	6,095	2,741
Value-added tax ("VAT") receivables	4,567	3,297
Purchase rebates	1,142	782
Deposits	998	1,081
Others	632	784
Total	21,773	16,609
Allowance for credit losses of other receivables, prepayments and deposits	$ 0	$ 0